Financial instruments - classification - Gains and losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial Assets	£ 799,491.0	£ 723,039.0
Financial Liabilities	755,667.0	679,483.0
IBOR reform
Financial instruments
Derivatives notional	14,046.8
IBOR reform | Designated as at fair value through profit or loss
Financial instruments
Derivatives notional	121,922.0
IBOR reform | Subordinated Liabilities
Financial instruments
Financial Liabilities	9,962.0
GBP LIBOR
Financial instruments
Derivatives notional	1,407.5
GBP LIBOR | Designated as at fair value through profit or loss
Financial instruments
Derivatives notional	25,616.0
GBP LIBOR | Subordinated Liabilities
Financial instruments
Financial Liabilities	8.0
USD IBOR
Financial instruments
Derivatives notional	1,368.8
USD IBOR | Designated as at fair value through profit or loss
Financial instruments
Derivatives notional	9,228.0
USD IBOR | Subordinated Liabilities
Financial instruments
Financial Liabilities	1,286.0
EUR IBOR
Financial instruments
Derivatives notional	2,358.8
EUR IBOR | Designated as at fair value through profit or loss
Financial instruments
Derivatives notional	7,176.0
EUR IBOR | Subordinated Liabilities
Financial instruments
Financial Liabilities	438.0
Other IBOR
Financial instruments
Derivatives notional	289.6
Other IBOR | Designated as at fair value through profit or loss
Financial instruments
Derivatives notional	682.0
Balances not subject to IBOR reform
Financial instruments
Derivatives notional	8,622.1
Balances not subject to IBOR reform | Designated as at fair value through profit or loss
Financial instruments
Derivatives notional	79,220.0
Balances not subject to IBOR reform | Subordinated Liabilities
Financial instruments
Financial Liabilities	8,230.0
Bank deposits
Financial instruments
Financial Liabilities	6,470.0	2,597.0
Bank deposits | IBOR reform
Financial instruments
Financial Liabilities	20,606.0
Bank deposits | Balances not subject to IBOR reform
Financial instruments
Financial Liabilities	20,606.0
Customer deposits
Financial instruments
Financial Liabilities	5,167.0	1,765.0
Customer deposits | IBOR reform
Financial instruments
Financial Liabilities	431,739.0
Customer deposits | Other IBOR
Financial instruments
Financial Liabilities	4.0
Customer deposits | Balances not subject to IBOR reform
Financial instruments
Financial Liabilities	431,735.0
Trading liabilities
Financial instruments
Financial Liabilities	19,036.0	27,885.0
Trading liabilities | IBOR reform
Financial instruments
Financial Liabilities	72,256.0
Trading liabilities | GBP LIBOR
Financial instruments
Financial Liabilities	54.0
Trading liabilities | USD IBOR
Financial instruments
Financial Liabilities	301.0
Trading liabilities | EUR IBOR
Financial instruments
Financial Liabilities	269.0
Trading liabilities | Other IBOR
Financial instruments
Financial Liabilities	2.0
Trading liabilities | Balances not subject to IBOR reform
Financial instruments
Financial Liabilities	71,630.0
Other financial liabilities
Financial instruments
Financial Liabilities	45,811.0	45,220.0
Other financial liabilities | IBOR reform
Financial instruments
Financial Liabilities	45,812.0
Other financial liabilities | GBP LIBOR
Financial instruments
Financial Liabilities	1,116.0
Other financial liabilities | USD IBOR
Financial instruments
Financial Liabilities	9,792.0
Other financial liabilities | EUR IBOR
Financial instruments
Financial Liabilities	5,902.0
Other financial liabilities | Other IBOR
Financial instruments
Financial Liabilities	146.0
Other financial liabilities | Balances not subject to IBOR reform
Financial instruments
Financial Liabilities	28,856.0
Trading assets
Financial instruments
Financial Assets	19,404.0	24,095.0
Trading assets | IBOR reform
Financial instruments
Financial Assets	68,990.0
Trading assets | GBP LIBOR
Financial instruments
Financial Assets	75.0
Trading assets | USD IBOR
Financial instruments
Financial Assets	60.0
Trading assets | EUR IBOR
Financial instruments
Financial Assets	348.0
Trading assets | Other IBOR
Financial instruments
Financial Assets	1.0
Trading assets | Balances not subject to IBOR reform
Financial instruments
Financial Assets	68,506.0
Loans to banks - amortised cost
Financial instruments
Financial Assets	153.0	165.0
Loans to banks - amortised cost | IBOR reform
Financial instruments
Financial Assets	6,955.0
Loans to banks - amortised cost | GBP LIBOR
Financial instruments
Financial Assets	23.0
Loans to banks - amortised cost | USD IBOR
Financial instruments
Financial Assets	82.0
Loans to banks - amortised cost | EUR IBOR
Financial instruments
Financial Assets	101.0
Loans to banks - amortised cost | Balances not subject to IBOR reform
Financial instruments
Financial Assets	6,751.0
Loans to banks - amortised cost | Expected Credit Losses
Financial instruments
Financial Assets	(2.0)
Loans to customers - amortised cost
Financial instruments
Financial Assets	25,011.0	£ 10,649.0
Loans to customers - amortised cost | IBOR reform
Financial instruments
Financial Assets	360,544.0
Loans to customers - amortised cost | GBP LIBOR
Financial instruments
Financial Assets	39,858.0
Loans to customers - amortised cost | USD IBOR
Financial instruments
Financial Assets	5,289.0
Loans to customers - amortised cost | EUR IBOR
Financial instruments
Financial Assets	4,950.0
Loans to customers - amortised cost | Other IBOR
Financial instruments
Financial Assets	234.0
Loans to customers - amortised cost | Balances not subject to IBOR reform
Financial instruments
Financial Assets	316,200.0
Loans to customers - amortised cost | Expected Credit Losses
Financial instruments
Financial Assets	(5,987.0)
Other financial assets | IBOR reform
Financial instruments
Financial Assets	55,148.0
Other financial assets | GBP LIBOR
Financial instruments
Financial Assets	2,847.0
Other financial assets | USD IBOR
Financial instruments
Financial Assets	303.0
Other financial assets | EUR IBOR
Financial instruments
Financial Assets	370.0
Other financial assets | Other IBOR
Financial instruments
Financial Assets	71.0
Other financial assets | Balances not subject to IBOR reform
Financial instruments
Financial Assets	51,568.0
Other financial assets | Expected Credit Losses
Financial instruments
Financial Assets	£ (11.0)